UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

Amendment No. 1

This Form 10-D is being amended because the Central Index Key Number for the depositor was incorrect.

No modifications were made to the Monthly Distribution Report.

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: April 16, 2016 to May 17, 2016

Commission File Number of issuing entity: 333-206847-01

Central Index Key Number of issuing entity: 0001665081

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206847

Central Index Key Number of depositor: 0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding III LLC

(Exact name of sponsor as specified in its charter)

W. Todd Stillerman (980) 388-7451

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3991327
38-3991328
38-7145089

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On May 17, 2016 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on May 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	42	$954,927,340.29
30-59	0	$0.00
60-89	0	$0.00
90-120	0	$0.00
121+	0	$0.00
Total	42	$954,927,340.29

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, CIMB Inc., or Starwood Mortgage Funding III LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 16, 2016 to May 17, 2016.

Bank of America, National Association filed its most recent Form ABS-15G on May 6, 2016. The CIK number of Bank of America, National Association is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 12, 2016. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

CIBC Inc. filed its most recent Form ABS-15G on May 13, 2016. The CIK number of CIBC Inc. is 0001548567.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 5, 2016. The CIK number of Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001548405.

Part II - OTHER INFORMATION

Item 9. Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

*REO Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	04/15/2016	$4,956.54
Current Distribution Date:	05/17/2016	$4,788.70
Interest Reserve Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	04/15/2016	$0.00
Current Distribution Date:	05/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28, relating to the May 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Depositor)

/s/ Steven Wasser

Steven Wasser, Senior Vice President

Date: July 26, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28, relating to the May 17, 2016 distribution.